Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of carrying amounts and estimated fair values of the financial instruments
The following table presents the carrying amounts and estimated fair values of the financial instruments:

	March 31, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions )
Long-term debt	$4,726	$4,809	$4,598	$4,582

Derivative instruments	$1,034	$1,034	$1,048	$1,048

	December 31, 2014		December 31, 2013
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
		(in millions )
Long-term debt	$4,598	$4,582	$4,039	$4,451

Derivative instruments	$1,048	$1,048	$109	$109

Schedule of volumes associated with derivative contracts
The following table reflects the volumes associated with derivative contracts entered into between April 1, 2015 and April 24, 2015.

	2015 Volumes	2016 Volumes
Oil (MBbls)
Fixed Price Swaps
LLS(1)	—	4,392
Basis Swaps
WTI - CM vs. TM(2)	—	3,660
NYMEX Roll(3)	490	182

(1)	In April 2015, we unwound 1,464 MBbls of 2016 LLS three way collars in exchange for 4,392 MBbls of 2016 LLS fixed price swaps. No cash or other consideration was included as part of this exchange.

(2)	EP Energy receives WTI trade month (TM) and pays WTI calendar month (CM).

(3)
Hedges the timing risk associated with our physical sales. We generally sell oil for the delivery month at a sales price based on the average NYMEX WTI price during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the "trade month roll").

Schedule of fair value associated with derivative financial instruments
The following table presents the fair value associated with our derivative financial instruments as of March 31, 2015 and December 31, 2014. All of our derivative instruments are subject to master netting arrangements which provide for the unconditional right of offset for all derivative assets and liabilities with a given counterparty in the event of default. We present assets and liabilities related to these instruments in our balance sheets as either current or non-current assets or liabilities based on their anticipated settlement date, net of the impact of master netting agreements.  On derivative contracts recorded as assets in the table below, we are exposed to the risk that our counterparties may not perform.

	Level 2
	Derivative Assets				Derivative Liabilities
	Gross Fair Value		Balance Sheet Location		Gross Fair Value		Balance Sheet Location
		Impact of Netting	Current	Non- current		Impact of Netting	Current	Non- current
		(in millions)				(in millions)
March 31, 2015
Derivative instruments	$1,069	$(34)	$746	$289	$(35)	$34	$(1)	$—

December 31, 2014
Derivative instruments	$1,093	$(44)	$752	$297	$(45)	$44	$(1)	$—

Level 2
	Derivative Assets				Derivative Liabilities
	Gross(1)				Gross(1)
	Fair	Impact of	Balance Sheet Location		Fair	Impact of	Balance Sheet Location
	Value	Netting	Current	Non-current	Value	Netting	Current	Non-current
	(in millions)				(in millions)
December 31, 2014
Derivative instruments	$1,093	$(44)	$752	$297	$(45)	$44	$(1)	$—

December 31, 2013
Derivative instruments	$164	$(20)	$47	$97	$(55)	$20	$(35)	$—

(1)

Gross derivative assets are comprised primarily of $1,088 million of oil and natural gas derivatives as of December 31, 2014, $157 million of oil and natural gas derivatives as of December 31, 2013, and $5 million and $7 million of interest rate derivatives as of December 31, 2014 and December 31, 2013, respectively.  Gross derivative liabilities are comprised primarily of $43 million of oil and natural gas derivatives as of December 31, 2014, $52 million of oil and natural gas derivatives as of December 31, 2013 and $2 million and $3 million of interest rate derivatives as of December 31, 2014 and December 31, 2013, respectively.